Consolidated Income Statement - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating revenues
Scheduled revenues	€ 9,229.8	€ 9,145.1	€ 6,930.3
Ancillary revenues	4,718.7	4,298.7	3,844.9
Total operating revenues	13,948.5	13,443.8	10,775.2
Operating expenses
Fuel and oil	(5,220.2)	(5,142.6)	(4,025.7)
Staff costs	(1,751.1)	(1,500.0)	(1,191.4)
Airport and handling charges	(1,683.5)	(1,484.5)	(1,240.5)
Depreciation	(1,214.4)	(1,059.5)	(923.2)
Route charges	(1,166.7)	(1,024.4)	(903.7)
Marketing, distribution and other	(878.4)	(757.2)	(674.4)
Maintenance, materials and repairs	(476.2)	(414.9)	(373.7)
Total operating expenses	(12,390.5)	(11,383.1)	(9,332.6)
Operating profit	1,558.0	2,060.7	1,442.6
Finance expense	(66.5)	(83.0)	(76.8)
Finance and other income	290.5	144.8	42.4
Foreign exchange gain	2.4	5.5	34.3
Total other income/(expense)	226.4	67.3	(0.1)
Profit before tax	1,784.4	2,128.0	1,442.5
Tax expense	(172.8)	(210.9)	(128.7)
Profit for the year - all attributable to equity holders of parent	€ 1,611.6	€ 1,917.1	€ 1,313.8
Basic earnings per ordinary share	€ 1.4631	€ 1.6828	€ 1.1557
Diluted earnings per ordinary share	€ 1.4549	€ 1.6743	€ 1.1529
Number of weighted average ordinary shares (in Ms)	1,101.5	1,139.2	1,136.8
Number of weighted average diluted shares (in Ms)	1,107.7	1,145.0	1,139.6